Document and Entity Information	Feb. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Feb. 18, 2020
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 18, 2020
Document Effective Date	Feb. 18, 2020
Prospectus Date	Nov. 27, 2019
PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX
PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE® High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX
PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX